SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is February 26, 2026.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND	MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND	MFS® INTERNATIONAL GROWTH FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND	MFS® INTERNATIONAL INTRINSIC VALUE FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND	MFS® INTERNATIONAL LARGE CAP VALUE FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® MANAGED WEALTH FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® MODERATE ALLOCATION FUND

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, and MFS Blended Research Value Equity Fund only, as follows:

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2025, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2025, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds, and/or MFS Funds managed in a substantially similar strategy to the portion of the Funds managed by the portfolio managers, unless otherwise indicated:

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Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Growth Equity Fund	Matt Krummell	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth
	Nathan Bryant[1]	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jim Fallon	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jonathan Sage	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jed Stocks	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jenney Zhang[1]	Russell 1000® Growth Index Lipper Large-Cap Growth Funds

MFS Blended Research Mid Cap Equity Fund	Matt Krummell	Russell Midcap® Index Lipper Mid-Cap Core Funds Morningstar US Mid-Cap Blend
	Nathan Bryant[1]	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jim Fallon	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jonathan Sage	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jed Stocks	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jenney Zhang[1]	Russell Midcap® Index Lipper Mid-Cap Core Funds

MFS Blended Research Small Cap Equity Fund	Matt Krummell	Russell 2000® Index Lipper Small-Cap Core Funds
	Nathan Bryant[1]	Russell 2000® Index Lipper Small-Cap Core Funds
	Jim Fallon	Russell 2000® Index Lipper Small-Cap Core Funds
	Jonathan Sage	Russell 2000® Index Lipper Small-Cap Core Funds
	Jed Stocks	Russell 2000® Index Lipper Small-Cap Core Funds
	Jenney Zhang[1]	Russell 2000® Index Lipper Small-Cap Core Funds

MFS Blended Research Value Equity Fund	Jonathan Sage	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Multi-Cap Value Funds Morningstar US Large Value
	Nathan Bryant[1]	Russell 1000® Value Index Lipper Multi-Cap Value Funds
	Jim Fallon	Russell 1000® Value Index Lipper Multi-Cap Value Funds
	Matt Krummell	Russell 1000® Value Index Lipper Multi-Cap Value Funds
	Jed Stocks	Russell 1000® Value Index Lipper Multi-Cap Value Funds
	Jenney Zhang[1]	Russell 1000® Value Index Lipper Multi-Cap Value Funds

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 1, 2026.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

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The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended May 31, 2025, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Blended Research Growth Equity Fund	Matt Krummell	N
	Nathan Bryant[1]	N
	Jim Fallon	N
	Jonathan Sage	N
	Jed Stocks	N
	Jenney Zhang[1]	N

MFS Blended Research Mid Cap Equity Fund	Matt Krummell	N
	Nathan Bryant[1]	N
	Jim Fallon	N
	Jonathan Sage	N
	Jed Stocks	N
	Jenney Zhang[1]	N

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Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Blended Research Small Cap Equity Fund	Matt Krummell	N
	Nathan Bryant[1]	N
	Jim Fallon	N
	Jonathan Sage	N
	Jed Stocks	N
	Jenney Zhang[1]	N

MFS Blended Research Value Equity Fund	Jonathan Sage	D
	Nathan Bryant[1]	N
	Jim Fallon	N
	Matt Krummell	N
	Jed Stocks	N
	Jenney Zhang[1]	N

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2026.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed. The number and assets of these accounts were as follows as of the Fund's fiscal year ended May 31, 2025, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research Growth Equity Fund	Jed Stocks	Registered Investment Companies[2]	15	$8.1 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	29	$8.0 billion
	Nathan Bryant[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion
	Jim Fallon	Registered Investment Companies[2]	14	$7.9 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	28	$8.5 billion
	Jonathan Sage	Registered Investment Companies[2]	17	$11.4 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	31	$11.3 billion
	Matt Krummell	Registered Investment Companies[2]	14	$7.9 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	25	$8.0 billion
	Jenney Zhang[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research Mid Cap Equity Fund	Jed Stocks	Registered Investment Companies[2]	15	$8.1 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	29	$8.0 billion
	Nathan Bryant[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion
	Jim Fallon	Registered Investment Companies[2]	14	$7.9 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	28	$8.5 billion
	Jonathan Sage	Registered Investment Companies[2]	17	$11.4 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	31	$11.3 billion
	Matt Krummell	Registered Investment Companies[2]	14	$7.9 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	25	$8.0 billion
	Jenney Zhang[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion

MFS Blended Research Small Cap Equity Fund	Jed Stocks	Registered Investment Companies[2]	15	$8.1 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	29	$8.0 billion
	Nathan Bryant[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion
	Jim Fallon	Registered Investment Companies[2]	14	$7.9 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	28	$8.5 billion
	Jonathan Sage	Registered Investment Companies[2]	17	$11.4 billion
		Other Pooled Investment Vehicles	15	$4.0 billion
		Other Accounts	31	$11.3 billion
	Matt Krummell	Registered Investment Companies[2]	14	$7.9 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	25	$8.0 billion
	Jenney Zhang[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion

MFS Blended Research Value Equity Fund	Jed Stocks	Registered Investment Companies[2]	15	$8.1 billion
		Other Pooled Investment Vehicles	13	$2.6 billion
		Other Accounts	29	$8.0 billion
	Nathan Bryant[1]	Registered Investment Companies[2]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion

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	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Jim Fallon	Registered Investment Companies[2]	14	$7.9 billion
			Other Pooled Investment Vehicles	13	$2.6 billion
			Other Accounts	28	$8.5 billion
		Jonathan Sage	Registered Investment Companies[2]	17	$11.4 billion
			Other Pooled Investment Vehicles	15	$4.0 billion
			Other Accounts	31	$11.3 billion
		Matt Krummell	Registered Investment Companies[2]	14	$7.9 billion
			Other Pooled Investment Vehicles	13	$2.6 billion
			Other Accounts	25	$8.0 billion
		Jenney Zhang[1]	Registered Investment Companies[2]	16	$11.4 billion
			Other Pooled Investment Vehicles	17	$4.3 billion
			Other Accounts	30	$10.5 billion
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2026.
[2]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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